Empresa Mixta Ecosocialista Siembra Minera, S.A.:	6 Months Ended
Jun. 30, 2023
Empresa Mixta Ecosocialista Siembra Minera S.a.
Empresa Mixta Ecosocialista Siembra Minera, S.A.:

Note 7. Empresa Mixta Ecosocialista Siembra Minera, S.A.:

In August 2016, we executed the Contract for the Incorporation and Administration of the Mixed Company with the government of Venezuela and in October 2016, together with an affiliate of the government of Venezuela, we incorporated Siembra Minera by subscribing for shares in Siembra Minera for a nominal amount. The primary purpose of this entity is to develop the Siembra Minera Project. Siembra Minera is beneficially owned 55% by Corporacion Venezolana de Mineria, S.A., a Venezuelan government corporation, and 45% by Gold Reserve. Siembra Minera was granted by the government of Venezuela certain gold, copper, silver and other strategic mineral rights (primarily comprised of the historical Brisas and Cristinas areas) contained within Bolivar State comprising the Siembra Minera Project.

In March 2022, the Ministry of Mines of Venezuela (“Ministry”) issued a resolution to revoke the mining rights of Siembra Minera for alleged non-compliance by Siembra Minera with certain Venezuelan mining regulations (the “Resolution”). Siembra Minera filed a reconsideration request in May 2022 which was denied by the Ministry. The Company disagrees with both the substantive and procedural grounds claimed by the Venezuelan government regarding the revocation of mining rights and the reconsideration request. We filed for an appeal of the Resolution with the Venezuelan Supreme Court of Justice which is ongoing. Even if the Resolution is successfully annulled, the Sanctions, along with other constraints, could adversely impact our ability to finance, develop and operate the Siembra Minera Project or collect or repatriate sums under the Settlement Agreement. The Company directly incurred the costs associated with the Siembra Minera Project which, beginning in 2016 through March 31, 2022, amounted to a total of approximately $22.9 million. In the first half of 2023, the Company incurred approximately $0.4 million of certain Venezuelan related costs which, previous to March 31, 2022, were recorded as Siembra Minera Project and related costs. Beginning in the second quarter of 2022, as a result of the Resolution, these costs were recorded in general and administrative expense.

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